CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 8,576	$ 17,906	$ 20,382
Accounts and other receivables	6,811	2,086	2,938
Restricted cash and deposits	0	499	0
Investments	351	728	1,691
Inventories	818	646	151
Prepaid expenses and other	878	538	401
Current assets	17,434	22,403	25,563
Non-Current Assets
Restricted cash and deposits	2,725	6,593	6,948
Investments	409	1,027	0
Inventories	4,699	4,743	5,110
Property, plant and equipment	15,233	16,256	16,250
Mineral properties	82,226	64,587	55,620
Embedded derivative asset	9,671	6,600	0
Intangible assets and other	621	115	195
Total Assets	133,018	122,324	109,686
Current Liabilities
Accounts payable and accrued liabilities	7,210	3,601	1,832
Environmental services contract loss provision	36	126	277
Deferred revenue	109	196	337
Flow-through share premium pending renunciation	649	276	0
Current Liabilities	8,004	4,199	2,446
Non-Current Liabilities
Decommissioning and rehabilitation provision	5,286	5,055	4,955
Deferred income tax liabilities	3,098	614	0
Total Liabilities	16,388	9,868	7,401
Shareholders' Equity	116,630	112,456	102,285
Total Liabilities and Shareholders' Equity	$ 133,018	$ 122,324	$ 109,686